Financing Liabilities - Interest Rate Range and Payment Due Date for Financing Liabilities Presented in Non-current Liabilities (Including Reclassification to Current Liabilities) (Detail) - Non-current liabilities [member]
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Loans [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.09%	0.09%
Payment due	2018	2017
Loans [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	15.00%	17.00%
Payment due	2046	2046
Medium-term notes [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.07%	0.07%
Payment due	2018	2017
Medium-term notes [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	7.63%	7.63%
Payment due	2028	2027
Corporate bonds [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.01%	0.01%
Payment due	2018	2017
Corporate bonds [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.59%	0.59%
Payment due	2022	2021
Asset-backed securities [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.13%	0.13%
Payment due	2018	2017
Asset-backed securities [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	2.83%	2.05%
Payment due	2023	2022